EQUITY STRUCTURE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 27, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, authorized (shares)	10,000,000		10,000,000
Common stock, outstanding (shares)		76,066,782
Preferred stock, issued (shares)	0
Preferred stock, outstanding (shares)	0
Share price (usd per share)	$ 8.21
Private warrants
Class of Stock [Line Items]
Warrants outstanding (shares)	10,837,400
Warrants, exercise price (usd per share)	$ 11.50
Warrants, commencement, period from Business Combination	30 days
Public warrants
Class of Stock [Line Items]
Warrants outstanding (shares)	11,578,000
Warrants, exercise price (usd per share)	$ 11.50
Warrants, commencement, period from Business Combination	30 days
Class A Common Stock
Class of Stock [Line Items]
Common stock, authorized (shares)	250,000,000		250,000,000
Common stock, issued (shares)	14,929,982		0
Common stock, outstanding (shares)	14,929,982		0
Share price (usd per share)		$ 9.95
Class B Common Stock
Class of Stock [Line Items]
Common stock, authorized (shares)	75,000,000		75,000,000
Common stock, issued (shares)	61,136,800		61,136,800
Common stock, outstanding (shares)	61,136,800		61,136,800
Common stock redemption value	$ 608,311